Investments Accounted for Using the Equity Method - Summary of Aggregate Information of the Joint Venture that is Not Individually Material (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of joint ventures [line items]
Total net loss and comprehensive loss	$ 37,579,237	$ 1,197,936	$ 47,455,215	$ 37,757,210
Joint venture that is not individually material [member]
Disclosure of joint ventures [line items]
Total net loss and comprehensive loss	$ (250)	$ (8)	$ (3,021)	$ (11,214)